Basic and diluted net income per share - Schedule of Calculation of Basic and Diluted Net Income Per Share (Details) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Numerator:
Net income (loss) attributable to common shareholders of JOYY Inc. | $		$ (147,624)	$ 347,351	$ 119,465
Dilutive effect of convertible bonds | $			8,653	11,740
Numerator for diluted income (loss) per share | $		$ (147,624)	$ 356,004	$ 131,205
Denominator:
Denominator for basic calculation-weighted average number of Class A and Class B common shares outstanding		1,157,854,559	1,308,695,642	1,439,390,191
Dilutive effect of convertible bonds			141,564,583	193,704,343
Denominator for diluted calculation (in shares)		1,157,854,559	1,462,976,544	1,645,448,440
Basic net income (loss)
Net income (loss) per share, Basic (per share) | $ / shares	[1]	$ (0.13)	$ 0.27	$ 0.08
Diluted net income (loss)
Diluted net income (loss) per share (per share) | $ / shares	[1]	$ (0.13)	$ 0.24	$ 0.08
Restricted shares
Denominator:
Dilutive effect of restricted stock			8,025,901	7,524,041
Restricted share units
Denominator:
Dilutive effect of restricted share units			4,690,418	4,829,865
ADSs [Member]
Denominator:
Denominator for basic calculation-weighted average number of Class A and Class B common shares outstanding		57,892,728	65,434,782	71,969,510
Denominator for diluted calculation (in shares)		57,892,728	73,148,827	82,272,422
Basic net income (loss)
Net income (loss) per share, Basic (per share) | $ / shares	[1]	$ (2.55)	$ 5.31	$ 1.66
Diluted net income (loss)
Diluted net income (loss) per share (per share) | $ / shares	[1]	$ (2.55)	$ 4.87	$ 1.59
Number of common shares represented by each ADS		20	20	20

[1]	Each ADS represents 20 common shares.